Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Cumulative Distributions	Accumulated Income (Deficit)	Accumulated Other Comprehensive (Loss) Income	Total Stockholders' Equity	Non-controlling Interests
BALANCE at Dec. 31, 2016	$ 1,223,584	$ 184	$ 1,561,508	$ (333,829)	$ (29,750)	$ (4,642)	$ 1,193,470	$ 30,113
BALANCE (in shares) at Dec. 31, 2016		184,494,771
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Deferred equity compensation	173		173				173
Deferred equity compensation (in shares)		13,625
Cash distributions to common stockholders	(71,156)			(71,156)			(71,156)
Issuance of shares for distribution reinvestment plan		$ 5	49,536	(49,541)
Issuance of shares for distribution reinvestment plan (shares)		5,021,811
Repurchase of common stock	(98,905)	$ (10)	(98,895)				(98,905)
Repurchase of common stock (shares)		(10,408,640)
Reduction of common stock subject to redemption	49,365		49,365				49,365
Mergers	0
Distributions to noncontrolling interests	(4,369)							(4,369)
Distributions to noncontrolling interests subject to redemption	(13)							(13)
Net income	145,777				140,657		140,657	5,120
Other comprehensive income (loss)	7,356					7,102	7,102	254
BALANCE at Dec. 31, 2017	1,251,811	$ 179	1,561,686	(454,526)	110,907	2,460	1,220,706	31,105
BALANCE (in shares) at Dec. 31, 2017		179,121,568
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Deferred equity compensation	38		38				38
Deferred equity compensation (in shares)		8,035
Cash distributions to common stockholders	(75,613)			(75,613)			(75,613)
Issuance of shares for distribution reinvestment plan		$ 4	40,834	(40,838)
Issuance of shares for distribution reinvestment plan (shares)		4,262,336
Repurchase of common stock	(83,574)	$ (9)	(83,565)				(83,574)
Repurchase of common stock (shares)		(9,113,598)
Reduction of common stock subject to redemption	42,736		42,736				42,736
Redemptions in excess of distribution reinvestment plan	0		0				0
Issuance of limited partnership units	205,000							205,000
Issuance of stock dividend for noncontrolling interest								0
Mergers	0
Distributions to noncontrolling interests	(4,368)							(4,368)
Distributions to noncontrolling interests subject to redemption	(13)							(13)
Offering costs	(4,959)		(4,959)				(4,959)
Net income	18,407				17,618		17,618	789
Other comprehensive income (loss)	(5,179)					(4,869)	(4,869)	(310)
BALANCE at Dec. 31, 2018	$ 1,344,286	$ 174	1,556,770	(570,977)	128,525	(2,409)	1,112,083	232,203
BALANCE (in shares) at Dec. 31, 2018	174,278,341	174,278,341
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Deferred equity compensation	$ 75		75				75
Deferred equity compensation (in shares)		7,336
Cash distributions to common stockholders	(21,803)			(21,803)			(21,803)
Issuance of shares for distribution reinvestment plan		$ 1	6,672	(6,673)
Issuance of shares for distribution reinvestment plan (shares)		695,872
Reduction of common stock subject to redemption	(6,673)		(6,673)				(6,673)
Distributions to noncontrolling interests	(4,585)							(4,585)
Distributions to noncontrolling interests subject to redemption	(13)							(13)
Offering costs	(9)		(9)				(9)
Net income	6,530				5,333	0	5,333	1,197
Other comprehensive income (loss)	(8,137)					(6,729)	(6,729)	(1,408)
BALANCE at Mar. 31, 2019	1,309,671	$ 175	1,556,835	(599,453)	133,858	(9,138)	1,082,277	227,394
BALANCE (in shares) at Mar. 31, 2019		174,981,549
BALANCE at Dec. 31, 2018	$ 1,344,286	$ 174	1,556,770	(570,977)	128,525	(2,409)	1,112,083	232,203
BALANCE (in shares) at Dec. 31, 2018	174,278,341	174,278,341
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Mergers	$ 751,278
BALANCE at Sep. 30, 2019	1,839,630	$ 236	2,137,112	(676,890)	157,005	(27,008)	1,590,455	249,175
BALANCE (in shares) at Sep. 30, 2019		235,382,622
BALANCE at Dec. 31, 2018	$ 1,344,286	$ 174	1,556,770	(570,977)	128,525	(2,409)	1,112,083	232,203
BALANCE (in shares) at Dec. 31, 2018	174,278,341	174,278,341
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Gross proceeds from issuance of common stock	$ 9,383		9,383				9,383
Gross proceeds from issuance of common stock (shares)		973,490
Deferred equity compensation	2,623		2,623				2,623
Deferred equity compensation (in shares)		260,039
Cash distributions to common stockholders	(89,836)			(89,836)			(89,836)
Issuance of shares for distribution reinvestment plan	220	$ 4	41,056	(40,840)			220
Issuance of shares for distribution reinvestment plan (shares)		4,298,420
Repurchase of common stock	(296,659)	$ (30)	(296,629)				(296,659)
Repurchase of common stock (shares)		(31,290,588)
Reduction of common stock subject to redemption	(9,042)		(9,042)				(9,042)
Issuance of limited partnership units	25,000							25,000
Issuance of stock dividend for noncontrolling interest	1,861							1,861
Issuance of stock dividends	(1,948)	$ 2	12,189	(14,139)			(1,948)
Issuance of stock dividends (shares)		1,279,084
Mergers	751,277	$ 78	746,160				746,238	5,039
Mergers (shares)		78,054,934
Distributions to noncontrolling interests	(19,716)							(19,716)
Distributions to noncontrolling interests subject to redemption	(45)							(45)
Repurchase of noncontrolling interest								0
Offering costs	(1,906)		(1,906)				(1,906)
Reclass of noncontrolling interest subject to redemption	3							3
Net income	28,536				24,787		24,787	3,749
Other comprehensive income (loss)	(22,520)					(19,466)	(19,466)	(3,054)
BALANCE at Dec. 31, 2019	$ 1,721,517	$ 228	2,060,604	(715,792)	153,312	(21,875)	1,476,477	245,040
BALANCE (in shares) at Dec. 31, 2019	227,853,720	227,853,720
BALANCE at Mar. 31, 2019	$ 1,309,671	$ 175	1,556,835	(599,453)	133,858	(9,138)	1,082,277	227,394
BALANCE (in shares) at Mar. 31, 2019		174,981,549
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Deferred equity compensation	648		648				648
Deferred equity compensation (in shares)		349
Cash distributions to common stockholders	(26,296)			(26,296)			(26,296)
Issuance of shares for distribution reinvestment plan		$ 1	8,805	(8,806)
Issuance of shares for distribution reinvestment plan (shares)		921,864
Repurchase of common stock	(98,928)	$ (10)	(98,918)				(98,928)
Repurchase of common stock (shares)		(10,348,142)
Reduction of common stock subject to redemption	(19,175)		(19,175)				(19,175)
Issuance of limited partnership units	25,000							25,000
Issuance of stock dividend for noncontrolling interest	269							269
Issuance of stock dividends	(2,067)			(2,067)			(2,067)
Mergers	751,277	$ 78	746,160				746,238	5,039
Mergers (shares)		78,054,934
Distributions to noncontrolling interests	(4,903)							(4,903)
Distributions to noncontrolling interests subject to redemption	(11)							(11)
Offering costs	(181)		(181)				(181)
Net income	16,088				14,208		14,208	1,880
Other comprehensive income (loss)	(12,803)					(11,314)	(11,314)	(1,489)
BALANCE at Jun. 30, 2019	1,938,589	$ 244	2,194,174	(636,622)	148,066	(20,452)	1,685,410	253,179
BALANCE (in shares) at Jun. 30, 2019		243,610,554
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Mergers	$ 751,278
BALANCE (in shares) at Apr. 30, 2019	78,054,934
BALANCE (in shares) at Jun. 30, 2019		243,610,554
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Gross proceeds from issuance of common stock	$ 2,576		2,576				2,576
Gross proceeds from issuance of common stock (shares)		264,624
Deferred equity compensation	950		950				950
Deferred equity compensation (in shares)		0
Cash distributions to common stockholders	(21,204)			(21,204)			(21,204)
Issuance of shares for distribution reinvestment plan	242	$ 1	13,140	(12,899)			242
Issuance of shares for distribution reinvestment plan (shares)		1,377,885
Repurchase of common stock	(100,361)	$ (10)	(100,351)				(100,361)
Repurchase of common stock (shares)		(10,524,436)
Reduction of common stock subject to redemption	21,510		21,510				21,510
Issuance of stock dividend for noncontrolling interest	800							800
Issuance of stock dividends	55	$ 1	6,219	(6,165)			55
Issuance of stock dividends (shares)		653,995
Distributions to noncontrolling interests	(5,108)							(5,108)
Distributions to noncontrolling interests subject to redemption	(10)							(10)
Offering costs	(1,106)		(1,106)				(1,106)
Net income	10,088				8,939		8,939	1,149
Other comprehensive income (loss)	(7,391)					(6,556)	(6,556)	(835)
BALANCE at Sep. 30, 2019	1,839,630	$ 236	2,137,112	(676,890)	157,005	(27,008)	1,590,455	249,175
BALANCE (in shares) at Sep. 30, 2019		235,382,622
BALANCE at Dec. 31, 2019	$ 1,721,517	$ 228	2,060,604	(715,792)	153,312	(21,875)	1,476,477	245,040
BALANCE (in shares) at Dec. 31, 2019	227,853,720	227,853,720
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Gross proceeds from issuance of common stock	$ 4,141		4,141				4,141
Gross proceeds from issuance of common stock (shares)		433,328
Deferred equity compensation	984		984				984
Deferred equity compensation (in shares)		17,836
Cash distributions to common stockholders	(23,627)			(23,627)			(23,627)
Issuance of shares for distribution reinvestment plan	4,155	$ 1	12,116	(7,962)			4,155
Issuance of shares for distribution reinvestment plan (shares)		1,297,656
Repurchase of common stock	(5,110)		(5,110)				(5,110)
Repurchase of common stock (shares)		(548,312)
Reduction of common stock subject to redemption	(85,180)		(85,180)				(85,180)
Issuance of stock dividend for noncontrolling interest	802							802
Issuance of stock dividends	19	$ 1	5,766	(5,748)			19
Issuance of stock dividends (shares)		617,327
Distributions to noncontrolling interests	(5,069)							(5,069)
Distributions to noncontrolling interests subject to redemption	(11)							(11)
Offering costs	(604)		(604)				(604)
Net income	848				737		737	111
Other comprehensive income (loss)	(30,826)					(27,118)	(27,118)	(3,708)
BALANCE at Mar. 31, 2020	1,582,039	$ 230	1,992,717	(753,129)	154,049	(48,993)	1,344,874	237,165
BALANCE (in shares) at Mar. 31, 2020		229,671,555
BALANCE at Dec. 31, 2019	$ 1,721,517	$ 228	2,060,604	(715,792)	153,312	(21,875)	1,476,477	245,040
BALANCE (in shares) at Dec. 31, 2019	227,853,720	227,853,720
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock dividend for noncontrolling interest								1,068
Mergers	$ 0
Distributions to noncontrolling interests								(10,556)
Repurchase of noncontrolling interest								1,137
Reclass of noncontrolling interest subject to redemption								263
Net income								(598)
Other comprehensive income (loss)								(4,165)
BALANCE at Sep. 30, 2020	$ 1,633,044	$ 230	2,100,047	(793,546)	148,743	(52,322)	1,403,152	229,892
BALANCE (in shares) at Sep. 30, 2020	229,775,115	229,775,115
BALANCE at Mar. 31, 2020	$ 1,582,039	$ 230	1,992,717	(753,129)	154,049	(48,993)	1,344,874	237,165
BALANCE (in shares) at Mar. 31, 2020		229,671,555
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Deferred equity compensation	1,139		1,139				1,139
Deferred equity compensation (in shares)		20,138
Cash distributions to common stockholders	(20,087)			(20,087)			(20,087)
Issuance of shares for distribution reinvestment plan			(2)	2
Issuance of shares for distribution reinvestment plan (shares)		(220)
Repurchase of common stock	(3)		(3)				(3)
Repurchase of common stock (shares)		(301)
Reduction of common stock subject to redemption	105,745		105,745				105,745
Issuance of stock dividend for noncontrolling interest	266							266
Issuance of stock dividends	1,922		1,922				1,922
Issuance of stock dividends (shares)		206,765
Distributions to noncontrolling interests	(2,731)							(2,731)
Distributions to noncontrolling interests subject to redemption	(6)							(6)
Repurchase of noncontrolling interest	(496)							(496)
Offering costs	(26)		(26)				(26)
Reclass of noncontrolling interest subject to redemption	253							253
Net income	3,758				3,301		3,301	457
Other comprehensive income (loss)	(6,284)					(5,528)	(5,528)	(756)
BALANCE at Jun. 30, 2020	1,665,489	$ 230	2,101,492	(773,214)	157,350	(54,521)	1,431,337	234,152
BALANCE (in shares) at Jun. 30, 2020		229,897,937
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Deferred equity compensation	992		992				992
Cash distributions to common stockholders	(12,856)			(12,856)			(12,856)
Issuance of shares for distribution reinvestment plan	(2,425)	$ 1	5,050	(7,476)			(2,425)
Issuance of shares for distribution reinvestment plan (shares)		570,377
Repurchase of common stock	(6,145)	$ (1)	(6,144)				(6,145)
Repurchase of common stock (shares)		(693,199)
Reduction of common stock subject to redemption	(1,331)		(1,331)				(1,331)
Distributions to noncontrolling interests	(2,756)							(2,756)
Distributions to noncontrolling interests subject to redemption	(6)							(6)
Repurchase of noncontrolling interest	(641)							(641)
Offering costs	(12)		(12)				(12)
Reclass of noncontrolling interest subject to redemption	10							10
Net income	(9,773)				(8,607)		(8,607)	(1,166)
Other comprehensive income (loss)	2,498					2,199	2,199	299
BALANCE at Sep. 30, 2020	$ 1,633,044	$ 230	$ 2,100,047	$ (793,546)	$ 148,743	$ (52,322)	$ 1,403,152	$ 229,892
BALANCE (in shares) at Sep. 30, 2020	229,775,115	229,775,115